Credit Quality of Financing Receivables and the Allowance for Credit Losses (Information about Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Dec. 31, 2019
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		¥ 85,820	¥ 69,780
Unpaid Principal Balance		85,460
Related Allowance		13,447	11,254
Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		26,533	26,147
Unpaid Principal Balance		26,311
Related Allowance		3,602	3,528
Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		57,682
Unpaid Principal Balance		57,544
Related Allowance		9,178
Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[1]	1,605	2,998
Unpaid Principal Balance		1,605
Related Allowance	[1]	667	1,488
Consumer - Real Estate Loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,762
Unpaid Principal Balance		5,744
Related Allowance		817
Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,932
Unpaid Principal Balance		3,924
Related Allowance		632
Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,839
Unpaid Principal Balance		16,643
Related Allowance		2,153
Non-recourse Loans | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,466	2,516
Related Allowance		228	¥ 229
Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,466
Unpaid Principal Balance		2,466
Related Allowance		228
Real estate companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,501
Unpaid Principal Balance		3,486
Related Allowance		374
Real estate companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		12,491
Unpaid Principal Balance		12,491
Related Allowance		486
Commercial, industrial and other companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		12,480
Unpaid Principal Balance		12,357
Related Allowance		2,371
Commercial, industrial and other companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		26,744
Unpaid Principal Balance		26,744
Related Allowance		5,719
Impaired Financing Receivables with No Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[2]	36,528
Unpaid Principal Balance	[2]	36,524
Related Allowance	[2]	0
Impaired Financing Receivables with No Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		997
Unpaid Principal Balance		995
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		35,423
Unpaid Principal Balance		35,421
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		108
Unpaid Principal Balance		108
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Consumer - Real Estate Loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		584
Unpaid Principal Balance		582
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		0
Unpaid Principal Balance		0
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		413
Unpaid Principal Balance		413
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,705
Unpaid Principal Balance		1,705
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Real estate companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		2,268
Unpaid Principal Balance		2,267
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Real estate companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,231
Unpaid Principal Balance		11,231
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Commercial, industrial and other companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		8,831
Unpaid Principal Balance		8,830
Related Allowance		0
Impaired Financing Receivables with No Related Allowance | Commercial, industrial and other companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		11,388
Unpaid Principal Balance		11,388
Related Allowance		0
Impaired Financing Receivables with Related Allowance
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment	[3]	49,292
Unpaid Principal Balance	[3]	48,936
Related Allowance	[3]	13,447
Impaired Financing Receivables with Related Allowance | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		25,536
Unpaid Principal Balance		25,316
Related Allowance		3,602
Impaired Financing Receivables with Related Allowance | Corporate borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		22,259
Unpaid Principal Balance		22,123
Related Allowance		9,178
Impaired Financing Receivables with Related Allowance | Purchased loans
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,497
Unpaid Principal Balance		1,497
Related Allowance		667
Impaired Financing Receivables with Related Allowance | Consumer - Real Estate Loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		5,178
Unpaid Principal Balance		5,162
Related Allowance		817
Impaired Financing Receivables with Related Allowance | Consumer-Card loans | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,932
Unpaid Principal Balance		3,924
Related Allowance		632
Impaired Financing Receivables with Related Allowance | Consumer - Other | Consumer borrowers
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		16,426
Unpaid Principal Balance		16,230
Related Allowance		2,153
Impaired Financing Receivables with Related Allowance | Non-recourse Loans | Corporate borrowers | The Americas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		761
Unpaid Principal Balance		761
Related Allowance		228
Impaired Financing Receivables with Related Allowance | Real estate companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,233
Unpaid Principal Balance		1,219
Related Allowance		374
Impaired Financing Receivables with Related Allowance | Real estate companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		1,260
Unpaid Principal Balance		1,260
Related Allowance		486
Impaired Financing Receivables with Related Allowance | Commercial, industrial and other companies in Japan | Corporate borrowers | Japan
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		3,649
Unpaid Principal Balance		3,527
Related Allowance		2,371
Impaired Financing Receivables with Related Allowance | Commercial, industrial and other companies in overseas | Corporate borrowers | Overseas
Financing Receivable, Impaired [Line Items]
Loans Individually Evaluated for Impairment		15,356
Unpaid Principal Balance		15,356
Related Allowance		¥ 5,719

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[2]	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
[3]	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.